Equity Method Investments, Net - Schedule of Unaudited Financial Information for these Equity Method Investees (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Balance sheet data:
Current assets	¥ 343,023			$ 50,554	¥ 390,089
Non-current assets	358,121			52,782	398,175
Total assets	701,144			103,336	788,264
Current liabilities	177,556			26,169	209,372
Total liabilities	177,556			26,169	209,372
Shareholders’ equity	523,588		¥ 381,210	77,167	578,892	¥ 383,301
Total liabilities and shareholders’ equity	701,144			$ 103,336	788,264
Operation results data:
Revenue	115,745	$ 17,059	203,394
Net loss	(34,037)	$ (5,015)	(38,119)
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Balance sheet data:
Current assets	262,190				265,059
Non-current assets	97,142				100,743
Total assets	359,332				365,802
Current liabilities	60,825				61,731
Total liabilities	60,825				61,731
Shareholders’ equity	298,507				304,071
Total liabilities and shareholders’ equity	359,332				¥ 365,802
Operation results data:
Revenue	1,758		2,541
Operating loss	(2,062)		(4,600)
Net loss	¥ (2,081)		¥ (4,225)